U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                        ANNUAL FILING UNDER RULE 24F-2
                     OF THE INVESTMENT COMPANY ACT OF 1940

            Read instructions at end of Form before preparing Form.
                             Please print or type.



1.    Name and address of issuer.

                    American General Life Insurance Company
                              Separate Account A
                             2727-A Allen Parkway
                             Houston, Texas 77019


2. The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

      American General Series Portfolio Company Stock Index Fund; American General Series Portfolio Company MidCap Index Fund; American General Series Portfolio Company Asset Allocation Fund; American General Series Portfolio Company Money Market Fund; American General Series Portfolio Company Government Securities Fund, American General Series Portfolio Company Capital Conservation Fund.


3.    Investment Company Act File Number:   811-1491

      Securities Act file Number:33-44744; 33-44745


4.(a) Last day of fiscal year for which this Form is filed: 12/31/97


4.(b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4.(c) [ ] Check box if this is the last time the issuer will be filing this Form.


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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                     $   831,149
                                                                   ------------

      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                             $ 4,131,239
                                                      ------------

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable to the
             Commission:                              $ 2,782,985
                                                      ------------

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                         $ 6,914,224
                                                                   ------------

      (v)    Net sales -- if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                      $ N/A
                                                                   ------------

      (vi)   Redemption credits available for use
             in future years - if Item 5(i) is
             less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:                   $(6,083,075)
                                                      ------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.8):                                                 x 1/3300
                                                                   ------------

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                                          = $0
                                                                   ============

6.    Interest due -- if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see Instruction D):                    + $ N/A
                                                                   ------------

7.    Total of the amount of the registration fee
      due plus any interest due [Item 5(vii) plus
      Item 6]:                                                     = $0
                                                                   ============


8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

      Account Number: N/A

      Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

                                  SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY (Signature and Title)   /s/ROBERT F. HERBERT, JR.
                           -------------------------------------------------
                           Robert F. Herbert, Jr.
                           Senior Vice President and Chief Financial Officer

Date  February 26, 1998